CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R) R in Millions	Total	Stated share capital [member]	Other reserves [member]	Retained earnings [member]
Beginning balance at Jun. 30, 2017	R 1,302.4	R 4,177.7	R 0.0	R (2,875.3)
Total comprehensive income [abstract]
Profit for the year	6.5			6.5
Other comprehensive income	0.6			0.6
Total comprehensive income	7.1			7.1
Contributions and distributions
Treasury shares acquired through subsidiary	0.0	0.0
Dividend on ordinary share capital	(42.2)			(42.2)
Total contributions and distributions	(42.2)			(42.2)
Ending balance at Jun. 30, 2018	1,267.3	4,177.7	0.0	(2,910.4)
Total comprehensive income [abstract]
Profit for the year	78.5			78.5
Other comprehensive income	(5.9)			(5.9)
Total comprehensive income	72.6			72.6
Contributions and distributions
Equity instruments issued as purchase consideration for the FWGR Acquisition	1,349.3	895.7	453.6
Expenses incurred on issue of ordinary shares	(0.3)	(0.3)
Treasury shares acquired through subsidiary	(0.3)	(0.3)
Dividend on ordinary share capital	0.0			0.0
Total contributions and distributions	1,348.7	895.1	453.6
Ending balance at Jun. 30, 2019	2,688.6	5,072.8	453.6	(2,837.8)
Total comprehensive income [abstract]
Profit for the year	635.0			635.0
Other comprehensive income	190.6			190.6
Total comprehensive income	825.6			825.6
Contributions and distributions
Issue of ordinary shares	1,085.6	1,085.6
Equity instruments issued as purchase consideration for the FWGR Acquisition	0.0	0.0
Expenses incurred on issue of ordinary shares	(0.5)	(0.5)
Reallocation of the equity instruments on exercise of the Sibanye-Stillwater option	0.0		(453.6)	453.6
Treasury shares acquired through subsidiary	0.0	0.0
Dividend on ordinary share capital	(565.1)			(565.1)
Equity-settled share-based payment	6.0			6.0
Total contributions and distributions	526.0	1,085.1	(453.6)	(105.5)
Ending balance at Jun. 30, 2020	R 4,040.2	R 6,157.9	R 0.0	R (2,117.7)